Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2012
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr. 26, 2013
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCAX
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCSX
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXAIX
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCIX